UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

KKM Financial - Mango Growth ETF

Ticker: GARY

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the KKM Financial - Mango Growth ETF (the "Fund") for the period from December 19, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://mangogrowthetf.com/#performance. You can also request this information by contacting us at 312.448.7230.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KKM Financial - Mango Growth ETF	$30	0.75%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$253,173	38	$635,090	50%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.8%
Common Stock	83.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Advanced Micro Devices	7.2%
NVIDIA	5.0%
ASML Holding, Cl G	4.8%
Applied Materials	4.7%
Lam Research	4.1%
KLA	4.0%
Microsoft	3.8%
Taiwan Semiconductor Manufacturing ADR	3.5%
Palantir Technologies, Cl A	3.4%
ServiceNow	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  312.448.7230

  https://mangogrowthetf.com/#performance

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 312.448.7230 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GARY-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

KKM FINANCIAL

Mango Growth ETF

Semi-Annual Financials and Other Information

April 30, 2026

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Other Financial Information (Form N-CSRS Items 8-11)	12

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Schedule of Investments

COMMON STOCK — 83.0%

	Shares	Value
Communication Services — 6.2%
Alphabet, Cl A	15,362	$5,911,298
Meta Platforms, Cl A	7,527	4,605,846
Netflix *	56,223	5,263,035
		15,780,179
Consumer Discretionary — 4.1%
Amazon.com *	22,352	5,924,621
Home Depot	13,226	4,348,709
		10,273,330
Consumer Staples — 1.9%
Costco Wholesale	4,637	4,704,376

Financials — 3.8%
Bank of America	40,371	2,158,233
Travelers	8,198	2,501,538
Visa, Cl A	15,127	4,989,490
		9,649,261
Health Care — 9.4%
Eli Lilly	6,900	6,448,740
HCA Healthcare	12,446	5,407,165
Intuitive Surgical *	9,858	4,511,119
Stryker	4,200	1,323,546
UnitedHealth Group	16,525	6,122,182
		23,812,752
Industrials — 1.0%
Howmet Aerospace	10,929	2,656,184

Information Technology — 54.4%
Advanced Micro Devices *	51,443	18,236,029
Applied Materials	30,083	11,867,443
Arista Networks *	35,022	6,048,650
Arqit Quantum *	30,750	441,570
ASML Holding, Cl G	8,503	12,235,732
Broadcom	9,454	3,946,383
Crowdstrike Holdings, Cl A *	10,582	4,716,926
D-Wave Quantum *	26,800	543,504
IonQ *	16,028	723,183
KLA	5,787	10,129,275
Lam Research	39,851	10,275,979
Microsoft	23,582	9,616,268
NVIDIA	63,306	12,633,978
Oracle	29,951	4,833,792
Palantir Technologies, Cl A *	61,661	8,577,662
Palo Alto Networks *	27,896	5,002,311
Quantum *	88,493	631,840
Quantum Computing *	61,637	555,966
Rigetti Computing *	33,766	589,217
ServiceNow *	81,254	7,175,541
Taiwan Semiconductor Manufacturing ADR	22,656	8,973,135
		137,754,384

COMMON STOCK — continued
	Shares	Value
Real Estate — 2.2%
Equinix ‡	5,137	$5,562,498

Total Common Stock
(Cost $118,604,315)		210,192,964

EXCHANGE TRADED FUND — 0.8%
	Shares	Value
Equity — 0.8%
Pershing Square USA	46,100	1,968,931

Total Exchange-Traded Funds
(Cost $2,012,924)		1,968,931

Total Investments - 83.8%
(Cost $120,617,239)		$212,161,895

Percentages are based on Net Assets of $253,172,900.

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Statement of Assets and Liabilities

Assets:
Investments, at Value (Cost $120,617,239)	$212,161,895
Cash	43,152,857
Dividend Receivable	22,900
Deferred Offering Costs (Note 2)	7,437
Total Assets	255,345,089
Liabilities:
Payable for Management Fees	159,265
Payable for Investment Securities Purchased	2,012,924
Total Liabilities	2,172,189
Net Assets	$253,172,900
Net Assets Consist of:
Paid-in Capital	$74,705,801
Total Distributable Earnings	178,467,099
Net Assets	$253,172,900
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	10,746,633
Net Asset Value, Offering and Redemption Price Per Share	$23.56

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
For the Period Ended
April 30, 2026*
(Unaudited)

Statement of Operations

Investment Income: *
Dividends	$602,808
Interest	182,197
Less: Foreign Taxes Withheld	(12,766)
Total Investment Income	772,239
Expenses:
Management Fees	635,090
Total Expenses	635,090
Net Investment Income	137,149
Net Realized Gain on:
Investments(1)	86,903,472
Net Realized Gain	86,903,472
Net Change in Unrealized Appreciation on:
Investments	91,544,656
Net Change in Unrealized Appreciation	91,544,656
Net Realized and Unrealized Gain	178,448,128
Net Increase in Net Assets Resulting from Operations	$178,585,277

*	The Fund commenced operations on December 19, 2025.
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF

Statement of Changes in Net Assets

Period Ended April 30, 2026 (Unaudited) *
Operations:
Net Investment Income	$137,149
Net Realized Gain(1)	86,903,472
Net Change in Unrealized Appreciation	91,544,656
Net Increase in Net Assets Resulting From Operations	178,585,277
Distributions:	(118,178)
Capital Share Transactions:
Issued	203,919,481
Redeemed	(129,213,680)
Net Increase in Net Assets From Capital Share Transactions	74,705,801
Total Increase in Net Assets	253,172,900
Net Assets:
Beginning of Period	–
End of Period	$253,172,900
Shares Transactions:
Issued	16,856,633
Redeemed	(6,110,000)
Net Increase in Shares Outstanding From Share Transactions	10,746,633

*	The Fund commenced operations on December 19, 2025.
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period
Ended
April 30, 2026*
(Unaudited)
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Gain	3.56
Total from Investment Operations	3.57
Dividends and Distributions:
Net Investment Income	(0.01)
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$23.56
Total Return‡	17.86%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$253,173
Ratio of Expenses to Average Net Assets	0.75%††
Ratio of Net Investment Income to Average Net Assets	0.16%††
Portfolio Turnover Rate	50%

*	Commenced operations on December 19, 2025.
†	Per share data calculated using average shares method.
‡	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Notes to Financial Statements

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Mango Growth ETF (the “Fund”). The Fund is classified as "non-diversified". The investment objective of the Fund is to seek long-term capital appreciation. KKM Financial LLC, a corporation organized under the laws of the State of Delaware, serves as the Fund’s investment adviser (the “Adviser”). Savoie Capital LLC, Delaware limited liability corporation, serves as the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund commenced operations on December 19, 2025. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable Net Asset Value ("NAV") per share, with the exception of exchange traded funds (“ETFs”), which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal period end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Cost — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2026, the Fund had $7,437 remaining to be amortized.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for the Fund is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2026, the admininstration fees incurred by the Fund were paid by the Adviser in accordance with the advisory agreement.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended April 30, 2026, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Subadvisory Agreement:

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.75% based on the average daily net assets of the Fund. This advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, except for advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, non-routine expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement (the “Sub- Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for inputting methodology on the portfolio construction process for the Fund in accordance with the investment policies and guidelines of the Fund, subject to the general oversight of the Adviser.

For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% based on the average daily net assets of the Fund.

6. Investment Transactions:

For the period ended April 30, 2026, the Fund made purchases of $264,267,946 and sales of $230,552,444 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $123,403,234 and redemptions of $127,672,715 respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $91,519,361.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$120,617,239	$93,408,867	$(1,864,211)	$91,544,656

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY RISK — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

MARKET RISK — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ETF RISKS — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

TRADING RISK— Shares of the Fund may trade on the Exchange above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

GROWTH INVESTMENT SYTLE RISK — The Fund pursues a “growth style of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

ACTIVE MANAGEMENT RISK — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

LARGE CAPITIALIZATION COMPANY RISK — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

SMALL- AND MID-CAPITALIZATION COMPANY RISK — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFICATION RISK — The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

NEW FUND RISK — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

9. Other:

At April 30, 2026, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

Other Financial Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open- End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 18–19, 2025 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s rationale for recommending the Sub-Adviser.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fee and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund.

The Advisors’ Inner Circle Fund II	Mango Growth ETF
April 30, 2026
(Unaudited)

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub -Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Mango Growth ETF

c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

1-888-750-3369

Investment Adviser:

KKM Financial LLC

141 W. Jackson Blvd, Suite 1711

Chicago, Illinois 60604

Investment Sub-Adviser:

Savoie Capital LLC

2500 W. Bradley Place

Chicago, Illinois 60618

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KKM-SAR-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026